INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	March 31,		March 31,
	2012		2011
Tax at statutory rates	(1,792,480)	35%	$(961,762)	35.00%
State taxes, net of federal benefit	-	-	(9,343)	0.34%
Meals and entertainment and other	326,190	6.37%	13,572	-0.49%
Change in valuation allowance	1,466,290	-28.63%	957,533	-34.85%
State tax rate adjustment	-	0.00%	-	0.00%
		0.00%	$-	0.00%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2012	2011
	$	$
Deferred tax assets
Net operating loss carryforwards	10,707,591	9,300,024
Inventory	224,422	-
Mineral property basis	302,350	323,391
Permitting & feasibility costs	1,425,913	1,393,222
Exploration costs	1,599,132	2,049,905
Stock compensation	1,121,491	1,029,390
Reclamation costs	(3,025)	1,960
Equipment	(41,234)	12,765
Debt issue costs and discounts	237,316	-
Donations	3,963	826
Unrealized foreign exchange loss	1,529	265
Unrealized losses on marketable securities	-	(9,982)
Accrued compensation not paid by June 15	28,381	6,755
Accrued sub-lease loss	4,715	11,084
Capital losses	43,334	53,342
Total deferred tax assets	15,655,878	14,172,947
Valuation allowance	(15,655,878)	(14,172,947)
Net deferred tax assets	-	-
Deferred tax liabilities
Equipment	-	-
Prepaid expenses	-	-
Total deferred tax liabilities	-	-